Capital and Reserves (Details)				1 Months Ended			6 Months Ended			12 Months Ended
	Jun. 01, 2021 USD ($) shares	Dec. 01, 2020	May 15, 2019 shares	Apr. 23, 2020	Nov. 30, 2018 USD ($)	Jan. 30, 2018 shares	Jun. 30, 2022 CHF (SFr) SFr / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2021 CHF (SFr)	Jun. 30, 2021 USD ($) shares
Capital and Reserves (Details) [Line Items]
Upfront acquisition price (in Dollars) | $	$ 2,500,000
Non registered common shares	38,218
Reference price (in Dollars) | $	$ 65.4
Additional non registered price	459
Additional reference price (in Dollars) | $	$ 30,000
Description of public offering		On March 4, 2021, the remaining convertible loan by FiveT in the amount of CHF 604,545 plus accumulated interests of CHF 40,268 was converted into 25,841 common shares at a conversion price of USD 27.00.
Purchase agreement, description				On April 23, 2020, the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2020 Commitment Purchase Agreement”). Pursuant to the 2020 Commitment Purchase Agreement, LPC agreed to subscribe for up to USD 10,000,000 of our common shares over the 30-month term of the 2020 Commitment Purchase Agreement. Through June 30, 2022, we issued a total of 165,000 of our common shares to LPC for an aggregate amount of USD 2,806,605 under the 2020 Commitment Purchase Agreement. During the six months ended June 30, 2022, we issued 105,000 of our common shares to LPC for an aggregate amount of USD 1,698,450 under the 2020 Commitment Purchase Agreement, and as of the date of this report, we have issued a total of 325,000 of our common shares to LPC for an aggregate amount of USD 4,003,820 under the 2020 Commitment Purchase Agreement.
Warrants			44,872
Proceeds from issue of ordinary shares (in Dollars) | $					$ 25,000,000
Shares issued							147,166	147,166
Aggregate offering price (in Dollars) | $								$ 6,700,000
Common shares											87,931
Aggregate offering price (in Dollars) | $											$ 2,900,000
LPC Agreement [Member]
Capital and Reserves (Details) [Line Items]
Purchase agreement, description					On November 30, 2018, as amended on April 5, 2019 the Company entered into a sales agreement, as amended (the “A.G.P. Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”).
AGP Sales Agreement [Member]
Capital and Reserves (Details) [Line Items]
Shares issued							228,666	228,666
Aggregate offering price (in Dollars) | $								$ 7,800,000
Warrants [Member]
Capital and Reserves (Details) [Line Items]
Warrants exercisable shares						459
Changes in fair value of warrants issued (in Francs) | SFr							SFr 1,233			SFr 1,233
Share Capital [Member]
Capital and Reserves (Details) [Line Items]
Issued shares							853,213	853,213	682,157
Amount of stock (in Francs) | SFr							SFr 170,643		SFr 136,431
Nominal value per share (in Francs per share) | SFr / shares							SFr 0.2		SFr 0.2